Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties	Related Parties
Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO